Income Taxes (Detail 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Abstract]
Federal tax benefit at statutory rate					$ 1,384	$ (491)
Change in valuation allowance					(20,960)	(5,600)
Other					67	(2,192)
State income taxes rate differential						(23)
Net change in uncertain tax positions						(21)
Write off of expired deferred tax assets					10,080	8,303
Provision related to non-controlling interest					(412)
Total	$ 592	$ 7	$ 1,298	$ 10	$ (9,841)	$ (24)